Related party disclosure (Detail 12) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Received by UBS
Fees	$ 34	$ 34	$ 35
Paid by UBS
Rent	5	4	4
Dividends, capital repayments and interest	10	11	10
UBS AG
Received by UBS
Fees	19	19	22
Paid by UBS
Rent	3	2	3
Dividends, capital repayments and interest	$ 10	$ 10	$ 10